OTHER RECEIVABLES, PREPAYMENTS AND OTHER CURRENT ASSETS, PREPAYMENTS AND OTHER NON - CURRENT ASSETS	12 Months Ended
Dec. 31, 2023
OTHER RECEIVABLES, PREPAYMENTS AND OTHER CURRENT ASSETS, PREPAYMENTS AND OTHER NON - CURRENT ASSETS.
OTHER RECEIVABLES, PREPAYMENTS AND OTHER CURRENT ASSETS, PREPAYMENTS AND OTHER NON - CURRENT ASSETS

3.OTHER RECEIVABLES, PREPAYMENTS AND OTHER CURRENT ASSETS, PREPAYMENTS AND OTHER NON - CURRENT ASSETS

Other receivables consist of the following:

	As of December 31,
	2022	2023
Other receivables – offering consideration(1)	$—	$762
Other receivables	—	56
	$—	$818

(1) this represents from ATM offering proceeds that were not received and recorded as other receivables due from the sales agent as of December 31, 2023. The amount was collected in cash on January 2, 2024.

Prepayments and other current assets consist of the following:

	As of December 31,
	2022	2023
Prepaid insurance premiums	$497	$762
Other prepayments	202	154
Deductible value-added tax input	17	31
	$716	$947

Prepayments and other non-current assets consist of the following:

	As of December 31,
	2022	2023
Prepaid insurance premiums	$—	$62
Other prepayments for research and development expense(2)	31	3,235
	$31	$3,297

(2) Other prepayments for research and development expense represents payments made to third party CROs to assist in the performance of clinical trial activities and the contract duration is expected to be 5 years.